Cover	Feb. 15, 2023
Cover [Abstract]
Entity Registrant Name	AMERICAN BIO MEDICA CORPORATION
Entity Central Index Key	0000896747
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 15, 2023
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	14-1702188
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address State Or Province	NY
Entity File Number	0-28666
Entity Address Address Line 1	122 Smith Road
Entity Address City Or Town	Kinderhook
Entity Address Postal Zip Code	12106
City Area Code	518
Local Phone Number	758-8158
Security 12b Title	Common
Trading Symbol	ABMC